Convertible Notes Payable - Convertible Debt (Parentheticals) (FY) (Details)							4 Months Ended		12 Months Ended
	Dec. 12, 2018 $ / shares shares	Jan. 29, 2018 USD ($) shares	Nov. 16, 2017 USD ($) shares	Sep. 28, 2017 USD ($) shares	Jun. 02, 2017 USD ($) shares	May 02, 2017 USD ($) shares	Dec. 31, 2018 USD ($) Note $ / shares shares	Dec. 31, 2017 USD ($)	Aug. 31, 2018 USD ($) Note $ / shares shares	Aug. 31, 2017 USD ($) shares
Convertible Notes Payable - Convertible Debt [Line Items]
Original issue discount									$ 752,990	$ 153,234
Amortization of discount							$ 118,708	$ 177,573	532,907	780,293
Converted amount					$ 25,000
Converted, shares (in Shares) | shares		38,405	9,615	8,013	8,013	8,013
Loss on conversion							0		474,648	0
Change in value for derivative							(821,324)	28,523	(45,348)	(388,544)
Loss on Debt							472,267	0	1,033,669	0
Cash proceeds							$ 0	241,250	$ 1,232,500	$ 0
Warrants granted (in Shares) | shares	700,000						700,000		1,040,554	0
Warrant exercise price (in dollars per share) | $ / shares	$ 3.90						$ 3.90
Interest expense, other							$ 0	$ 0	$ 447,680	$ 0
May 2016 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount									3.50%	3.50%
Original Amount									$ 440,000	$ 440,000
Original issue discount									$ 15,400	$ 15,400
Interest rate									10.00%	10.00%
Conversion terms									At the Holders option the principal and accrued interest under the Notes are convertible into common stock at a rate of $13 per share and have a full reset feature	At the Holders option the principal and accrued interest under the Notes are convertible into common stock at a rate of $13 per share and have a full reset feature
Repayments of debt									The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 125% during the first 90 days and 130% for the period from the 91st day through maturity.	The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 125% during the first 90 days and 130% for the period from the 91st day through maturity.
Amortization of discount									$ 0	$ 172,735
Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount							3.50%		3.50%
Original Amount							$ 614,258		$ 614,258
Interest rate							10.00%		10.00%
Conversion terms							contain a variable conversion rate whereby, should the Company subsequently sell common stock at a price less than the conversion price, the conversion price of the January and February 2017 Convertible Notes will be reduced to match the lower conversion price. In addition, the proceeds from one of the January and February 2017 Convertible Notes were used to fully redeem one of the May 2016 Convertible Notes		contain a variable conversion rate whereby, should the Company subsequently sell common stock at a price less than the conversion price, the conversion price of the January and February 2017 Convertible Notes will be reduced to match the lower conversion price. In addition, the proceeds from one of the January and February 2017 Convertible Notes were used to fully redeem one of the May 2016 Convertible Notes
Added to Principal Amount							$ 212,702		$ 212,702
Rate (in Dollars per share) | $ / shares							$ 13		$ 13
Convertible Notes							$ 553,976
Payments									$ 45,000
Converted, shares (in Shares) | shares							17,628
Loss on conversion							$ 122,878
Debt Instument, Description							On January 17, 2018, the Note Purchasers of one of the January and February 2017 Convertible Notes in the principal amount of $241,802 purchased the remaining two January and February 2017 Convertible Notes in the aggregate principal amount of $278,309. The Company then entered into an agreement with the Note Purchasers to exchange the three January and February 2017 Convertible Notes (the "January 2018 Note Exchange") in the aggregate principal amount of $520,111 for a new Convertible Note in the principal amount of $542,343 (the "January 2018 Convertible Note").
Change in value for derivative							$ 396,611
Loss on Debt							$ 6,409
Convertible Debt [Member] | November 2017 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount							3.50%		3.50%
Original Amount							$ 250,000		$ 250,000
Original issue discount							$ 8,750		$ 8,750
Interest rate							10.00%		10.00%
Repayments of debt							The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity.		The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity.
Rate (in Dollars per share) | $ / shares							$ 13		$ 13
Converted, shares (in Shares) | shares							265,782.83
Loss on Debt									$ 130,252	$ 0
Issuance Date							Nov. 17, 2017		Nov. 17, 2017
Mature							6 months		6 months
Cash proceeds							$ 241,250		$ 241,250
Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Original Amount							542,343
Original issue discount							$ 18,982
Interest rate							10.00%		10.00%
Repayments of debt							The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity.		The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity.
Rate (in Dollars per share) | $ / shares							$ 0.78		$ 0.78
Converted, shares (in Shares) | shares							538,186.87
Loss on conversion							$ (933,263)
Loss on Debt							$ 6,409
Issuance Date							Jan. 17, 2018		Jan. 17, 2018
Mature							12 months		12 months
Interest Expense							$ 68,855
Convertible Debt [Member] | February 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount							3.50%		3.50%
Original Amount							$ 250,000		$ 250,000
Original issue discount							$ 8,750
Interest rate							10.00%		10.00%
Repayments of debt							The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity		The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity
Amortization of discount							$ 16,298		$ 0
Rate (in Dollars per share) | $ / shares							$ 13		$ 13
Issuance Date							Feb. 15, 2018		Feb. 15, 2018
Mature							9 months		9 months
Cash proceeds							$ 241,250
Interest Expense							$ 13,681
Warrants granted (in Shares) | shares							19,231
Warrant exercise price (in dollars per share) | $ / shares							$ 0.26
Warrant term							5 months
Derivative Liability							$ 667,470
Interest expense, other							$ 426,220
Convertible Debt [Member] | March 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount							3.50%
Original Amount							$ 777,202
Original issue discount							$ 27,202
Interest rate							10.00%
Repayments of debt							The Company at any time may prepay in whole or in part the outstanding principal and accrued interest at 120% during the first 90 days and 130% for the period from the 91st day through maturity.
Amortization of discount							$ 102,410		$ 0
Rate (in Dollars per share) | $ / shares							$ 13
Issuance Date							Mar. 09, 2018
Mature							9 months
Cash proceeds							$ 750,000
Interest Expense							$ 37,780
Warrants granted (in Shares) | shares							59,785
Warrant exercise price (in dollars per share) | $ / shares							$ 0.26
Warrant term							5 months
Derivative Liability							$ 771,460
Three Months Ended May 31, 2018 [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Interest Expense							13,125
Principal [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount		$ 28,148	$ 17,518	$ 16,347		$ 15,000
Principal [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							33,865
Principal [Member] | Convertible Debt [Member] | November 2017 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							250,000
Principal [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							514,195
Interest [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount		$ 1,808	$ 12,482	$ 8,653		$ 10,000
Interest [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							21,135
Interest [Member] | Convertible Debt [Member] | November 2017 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							13,125
Interest [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							$ 18,610
Conversion January 29, 2018 [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted, shares (in Shares) | shares							38,405
Loss on conversion							$ 351,769
Conversion January 29, 2018 [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member] | Principal [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							28,148
Conversion January 29, 2018 [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member] | Interest [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							1,808
Gain on Revaluation [Member] | Convertible Debt [Member] | March 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Loss on Debt							$ (40,072)
Extension to April 17, 2017 [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Payments									75,000
Extended Maturity [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Added to Principal Amount									$ 78,907
Convertible Debt, Option [Member] | Convertible Debt [Member] | November 2017 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Discount							3.50%
Original Amount							$ 50,000
Cash proceeds							48,250
Principal [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							520,111
Interest [Member] | Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Converted amount							15,823
Discount from Derivative [Member] | Convertible Debt [Member] | February 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Original issue discount							$ 241,250
Two Notes [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Notes | Note							2		2
Convertible Notes							$ 494,340		$ 494,340
Due							Mar. 31, 2017		Mar. 31, 2017
One Note [Member] | Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Notes | Note							1		1
Convertible Notes							$ 119,918		$ 119,918
Due							Aug. 17, 2017		Aug. 17, 2017